UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Net income for the period	$ 36,447	$ 55,059
Total other comprehensive income/(loss)	0	0
Total comprehensive income	$ 36,447	$ 55,059